Consolidated Statements of Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares
Preferred shares, par value | $ / shares			$ 0.00001		$ 0.00001
A-G Ordinary shares par value		£ 0.00001		£ 0.00001
Ordinary shares, par value		0.00001		0.00001
Subdivision of nominal shares and reduction in deferred share capital		0.001		1
Issuance of shares, issuance costs | $	$ 4,832
Series C Preferred Stock
Issuance of shares, issuance costs | $	$ 323
DEFERRED SHARES £0.00001 PAR VALUE
Deferred shares, par value		0.00001		0.00001
DEFERRED SHARES £100,000 PAR VALUE
Deferred shares, par value		100,000		100,000
DEFERRED B SHARES £0.001 PAR VALUE
Deferred shares, par value		£ 0.001		£ 0.001